1900 K Street, N.W. Washington, DC 20006 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
Devon Roberson Devon.roberson@dechert.com +1 202 261 3477 Direct

March 5, 2026

Via Edgar

U.S. Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, N.E.
Washington, D.C. 20549

Re:	HSBC Funds (File Nos. 033-07647 and 811-04782) (the “Registrant”)

Post-Effective Amendment No. 298 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the “1933 Act”), we hereby certify on behalf of the Registrant that the form of Prospectus for the HSBC U.S. Government Money Market Fund and HSBC U.S. Treasury Money Market Fund that the Registrant would have filed pursuant to Rule 497(c) under the 1933 Act do not differ from those contained in Post-Effective Amendment No. 298, which was filed on February 27, 2026; and (ii) the text of Post-Effective Amendment No. 298 was filed electronically on February 27, 2026.

No fee is required in connection with this filing. Please direct any questions concerning the filing to me at 202.261.3477.

Very truly yours,

/s/ Devon Roberson

Devon Roberson